Share Capital and Capital reserve - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions				3 Months Ended		12 Months Ended
	Feb. 02, 2020	Jan. 02, 2020 shares	Jan. 02, 2019	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price	20.00%	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share)						$ 21.7289	$ 16.7538
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days	10 days	10 days
Share repurchase programme | $				$ 300.0
Proceeds from sale or issue of treasury shares				$ 77.3	€ 71.1
Transaction costs | €					€ 0.1
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)				$ 10.00		$ 10.00
Ordinary shares | Founder Entities
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares		6,421,074
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)				$ 10.00		$ 10.00